December 14, 2010

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

 Re:  American Beacon Funds
File Nos. 33-11387 and 811-4984
Post Effective Amendment 95

Dear Sir or Madam:

Pursuant to Section 8(c) of the Securities Act of 1933, as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the American Beacon Funds (the “Trust”) is Post-Effective Amendment No. 95 to the Trust’s Registration Statement on Form N-1A (the “Amendment”).   This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

The primary purpose of this filing is to register the American Beacon Small Cap Value II Fund (the “Fund”) as a new series of the Registrant.  The Fund initially will offer A Class, C Class, Institutional Class, Y Class and Investor Class shares.

The Registrant has elected that this filing be automatically effective 75 days after filing pursuant to Rule 485(a)(2) under 1933 Act.  If you have any questions or comments concerning the foregoing, please call me at (202) 778-9181.

Very truly yours,

/s/ Mirela Izmirlic

Mirela Izmirlic
Attachments

cc:           John Okray
Rosemary Behan
   American Beacon Advisors, Inc.

Francine J. Rosenberger
   K&L Gates LLP